Credit facilities (Tables)	6 Months Ended
Jun. 30, 2026
Short-Term Debt [Line Items]
Schedule of movement of convertible notes

The movement of convertible notes from third parties and related parties are as following:

	Third parties	Related parties
December 31, 2025 balance	$4,929	$46,377
Repayments	-	(46,377)
Exchange rate difference	(32)	-
June 30, 2026 balance (unaudited)	$4,897	$-

Convertible Notes Third Parties [Member]
Short-Term Debt [Line Items]
Schedule of convertible notes

Outstanding balances on convertible notes consist of the following:

Lender Name	Maturities	Interest Rate	Terms	As of June 30, 2026	As of December 31, 2025
				(Unaudited)
Sarina Binti Md Amin (1)	February 1, 2025	6.0%	Automatically be converted into the 33 ordinary shares on maturity date	4,897	4,929
Total				$4,897	$4,929

(1)	As of the date these unaudited condensed financial statements were issued, the Company had initiated the conversion of the notes held by Sarina Binti Md Amin into 33 unregistered ordinary shares, with the settlement of such conversion currently in progress.

Convertible Notes Related Parties [Member]
Short-Term Debt [Line Items]
Schedule of convertible notes
Lender Name	Maturities	Interest Rate	Terms	As of June 30, 2026	As of December 31, 2025
				(Unaudited)
8i Enterprises Pte. Ltd (1)	December 31, 2025 (2)	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid principal amount at $25.4 per shares at any time and from time to time.	$-	$22,373
Meng Dong (James) Tan (3)	December 31, 2025 (4)	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid principal amount at $25.4 per shares at any time and from time to time.	-	24,004
Total				$-	$46,377

(1)	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Enterprises Pte Ltd. Mr. Tan has sole voting and dispositive power over the shares.

(2)	Since May 15, 2023, 8i Enterprises Pte Ltd (“8iEPL”), a company owned by Mr. Tan, has been rendering certain advisory services for the Company. Pursuant to a certain Settlement Agreement between the Company and 8iEPL dated March 15, 2024 (the “8iEPL Settlement Agreement”), the Company has agreed to pay 8iEPL for a total sum of $180,000 for such advisory services (the “Services Payment”). Between May 15, 2023 and February 28, 2024, the Company has borrowed from 8iEPL an aggregate amount of $712,254, or a total of $731,373 with unpaid and accrued interests at 8% per annum (the “8iEPL Loan”). Pursuant to the 8iEPL Settlement Agreement, the Company has agreed to pay 8iEPL in full satisfaction of both the Services Payment and the 8iEPL Loan in the form a convertible note in the aggregate amount of $911,373 (“8iEPL Convertible Note”). In April 2024, 8iEPL assigned $889,000 of 8iEPL Convertible Note to a third party and it was converted into 35,000 shares of the Company’s ordinary shares. Subsequently, in April 2025, a Convertible Note Extension Agreement was executed to: (i) extend the remaining 8iEPLConvertible Note’s maturity date to December 31, 2025; and (ii) provide that the outstanding unpaid balance will accrue no interest through that date. In March 2026, such balance has been fully repaid in cash by the Company.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

(3)	Mr. Meng Dong (James) Tan, the Company’s related party has more than 10% ownership of the Company.

(4)	On May 26, 2023, the Company borrowed from Meng Dong (“James”) Tan, a significant shareholder of the Company, an aggregate amount of $22,500, or a total of $24,004 with unpaid and accrued interests at 8% per annum (the “James Tan Loan”). Pursuant to a Settlement Agreement between the Company and Mr. Tan dated March 15, 2024 (the “James Tan Settlement Agreement”), the Company has agreed to issue Mr. Tan a convertible note in the aggregate amount of $24,004 (the “James Tan Convertible Note”) in full satisfaction of the James Tan Loan. Subsequently, in April 2025, a Convertible Note Extension Agreement was executed to: (i) extend the James Tan Convertible Note’s maturity date to December 31, 2025; and (ii) provide that the outstanding unpaid balance will accrue no interest through that date. In March 2026, such balance has been fully repaid in cash by the Company.

Related Party [Member]
Short-Term Debt [Line Items]
Schedule of short-term loans

Outstanding balances on short term loans from related parties consist of the following:

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	As of June 30, 2026	As of December 31, 2025
				(Unaudited)
Alfred Lim (2)	December 31, 2023, extended to December 31, 2025 (Repaid in March 2026)	8.0%	None	-	276,558
8i Enterprises Pte. Ltd (3)	December 31, 2025 (1) (Repaid in March 2026)	8.0%	None	-	1,498,155
Total				$-	$1,774,713

(1)	On March 15, 2024, loan from 8i Enterprises Pte. Ltd and Meng Dong (James) Tan were converted into the Company’s ordinary shares (refer to Note 16). During the year ended December 31, 2024, the Company entered into new loan agreements with 8i Enterprises Pte. Ltd., borrowing an aggregate amount of $254,892. During the year ended December 31, 2025, the Company entered into new loan agreements with 8i Enterprises Pte. Ltd., borrowing an aggregate amount of $1,325,982. The loans bear interest at a rate of 8% and are scheduled to mature on December 31, 2025. The Company paid off the principal and interest balance in March 2026.

(2)	Mr. Alfred Lim is Chief Executive Officer, an executive director and shareholder of the Company.

(3)	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Enterprises Pte. Ltd. Mr. Tan has sole voting and dispositive power over such shares.

Private Lenders [Member]
Short-Term Debt [Line Items]
Schedule of short-term loans

Outstanding balances on short term loans from private lenders consist of the following:

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	As of June 30, 2026	As of December 31, 2025
				(Unaudited)
Kong Wei Peng	Due on demand	0.0%	None	$2,449	$2,464
8i Asia Limited	June 30, 2025 to December 31, 2025 (Repaid in March 2026)	0.0-8.0%	None	-	372,190
Total				$2,449	$374,654